Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial Instruments (Details) (Textual) [Abstract]
Average daily tanker rate over the remaining duration of the contract	$ 29,564	$ 29,498
Discount rate over the remaining duration of contract	8.91%	8.68%